Long-Term Deposits	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
LONG-TERM DEPOSITS

8. LONG-TERM DEPOSITS

Long-term deposits as of June 30, 2020 and December 31, 2019 consisted of:

	June 30, 2020	December 31, 2019
	(Unaudited)
Rental deposits	$159,140	$132,043
Prepayments for equipment	176,738	162,563
	$335,878	$294,606